Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (101,598)	$ (104,741)	$ (87,883)
Selling expenses	(69,848)	(61,460)	(44,717)
General and administrative expenses	(25,478)	(24,919)	(21,253)
Operating income (loss)	18,789	22,848	15,950
Share of equity income in its subsidiaries and the VIEs	(555)	(1,484)	(172)
Interest income	2,555	2,207	2,522
Interest expenses	(1,021)	(2,819)	(3,331)
Exchange gain (loss)	(5,261)	3,296	2,476
Net income attributable to China Distance Education Holdings Limited	10,430	21,254	11,626
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of revenues	(139)	(23)	(161)
Selling expenses	(58)	(10)	(80)
General and administrative expenses	(5,823)	(3,100)	(2,887)
Operating income (loss)	(6,020)	(3,133)	(3,128)
Share of equity income in its subsidiaries and the VIEs	21,385	23,776	14,763
Interest income	6	21	1
Interest expenses	(932)	(2,261)	(2,110)
Exchange gain (loss)	(4,009)	2,851	2,100
Net income attributable to China Distance Education Holdings Limited	$ 10,430	$ 21,254	$ 11,626